UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZS Structured Credit Capital Management, L.P.
Address: 300 Atlantic Street, Suite 1103

         Stamford, CT  06901

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Song
Title:     Officer
Phone:     203-428-3201

Signature, Place, and Date of Signing:

     Kenneth Song     Stamford, CT     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $92,600 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC       COM              003924107       71    24000 SH       SOLE                    24000        0        0
ALLTEL CORP                    PUT              020039953    24994   370000 SH  PUT  SOLE                   370000        0        0
AMERICAN AXLE & MFG HLDGS IN   PUT              024061953     1481    50000 SH  PUT  SOLE                    50000        0        0
DARDEN RESTAURANTS INC         COM              237194105      950    21600 SH       SOLE                    21600        0        0
FORD MTR CO DEL                PUT              345370950     4846   514400 SH  PUT  SOLE                   514400        0        0
GENERAL MTRS CORP              PUT              370442955    24400   645500 SH  PUT  SOLE                   645500        0        0
HAYES LEMMERZ INTL INC         COM NEW          420781304      385    71909 SH       SOLE                    71909        0        0
LEAR CORP                      PUT              521865955    12464   350000 SH  PUT  SOLE                   350000        0        0
MOODYS CORP                    PUT              615369955     6220   100000 SH  PUT  SOLE                   100000        0        0
RADIOSHACK CORP                PUT              750438953     3314   100000 SH  PUT  SOLE                   100000        0        0
RELIANT ENERGY INC             PUT              75952B955    13475   500000 SH  PUT  SOLE                   500000        0        0